Submission	May 13, 2026
Submission [Line Items]
Central Index Key	0001791703
Registrant Name	Titan Mining Corporation
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A